FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK AND CONCENTRATIONS OF CREDIT RISK (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Loans receivable held for sale	$ 180,574,694	$ 100,718,753
Standby letters of credit
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Number of letters of credit outstanding	51	48
Letters of credit outstanding	4,600,000	4,800,000
Commitments to originate loans
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	179,600,000	111,700,000
Loans committed to be sold	118,200,000	68,200,000
Unused lines of credit | Commercial
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	102,300,000	71,300,000
Unused lines of credit | Consumer
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	0	133,000
Unused lines of credit | Equity
FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK
Financial instruments	$ 92,700,000	$ 123,500,000